Stock Options (Details Textual)	3 Months Ended
Mar. 31, 2018 USD ($) shares
Stock Options (Textual)
Compensation cost | $	$ 18,640
Grant of stock options	883,334
2017 Equity Incentive Plan [Member]
Stock Options (Textual)
Grant of stock options	1,000,000